Investments (Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities Financing Transaction [Line Items]
Total	$ 3,791	$ 6,642
Open (1)
Securities Financing Transaction [Line Items]
Total	1,626	2,129
1 Month or Less
Securities Financing Transaction [Line Items]
Total	964	2,496
1 to 6 Months
Securities Financing Transaction [Line Items]
Total	1,201	2,017
U.S. government and agency
Securities Financing Transaction [Line Items]
Total	3,791	5,778
U.S. government and agency | Open (1)
Securities Financing Transaction [Line Items]
Total	1,626	2,129
U.S. government and agency | 1 Month or Less
Securities Financing Transaction [Line Items]
Total	964	1,906
U.S. government and agency | 1 to 6 Months
Securities Financing Transaction [Line Items]
Total	1,201	1,743
U.S. corporate
Securities Financing Transaction [Line Items]
Total	0	480
U.S. corporate | Open (1)
Securities Financing Transaction [Line Items]
Total	0	0
U.S. corporate | 1 Month or Less
Securities Financing Transaction [Line Items]
Total	0	480
U.S. corporate | 1 to 6 Months
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	274
Agency RMBS | Open (1)
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS | 1 Month or Less
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS | 1 to 6 Months
Securities Financing Transaction [Line Items]
Total	0	274
Foreign corporate
Securities Financing Transaction [Line Items]
Total	0	58
Foreign corporate | Open (1)
Securities Financing Transaction [Line Items]
Total	0	0
Foreign corporate | 1 Month or Less
Securities Financing Transaction [Line Items]
Total	0	58
Foreign corporate | 1 to 6 Months
Securities Financing Transaction [Line Items]
Total	0	0
Foreign government
Securities Financing Transaction [Line Items]
Total	0	52
Foreign government | Open (1)
Securities Financing Transaction [Line Items]
Total	0	0
Foreign government | 1 Month or Less
Securities Financing Transaction [Line Items]
Total	0	52
Foreign government | 1 to 6 Months
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0